Condensed Consolidated Statements of Comprehensive Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net Sales	$ 874.4	$ 891.1	[1]	$ 3,460.3	$ 4,024.7	$ 4,729.8
Cost of materials sold	726.7	735.3		2,843.7	3,315.1	4,071.0
Gross profit	147.7	155.8	[1]	616.6	709.6	658.8
Warehousing, delivery, selling, general and administrative	117.8	121.6		480.1	508.9	539.7
Impairment charge on fixed assets		0.9		3.2	1.0	7.8
Restructuring and other charges				1.9	1.1	11.1
Impairment charges on fixed assets and goodwill				10.0	1.0	9.3
Pension and other postretirement benefits curtailment gain					(1.7)
Operating profit	29.9	33.3		124.6	200.3	98.7
Other expense:
Other income and (expense), net	2.0	1.2		(0.2)	(33.5)	4.6
Interest and other expense on debt	(27.4)	(28.4)		(110.5)	(126.5)	(123.1)
Income (loss) before income taxes	4.5	6.1	[1]	13.9	40.3	(19.8)
Provision (benefit) for income taxes	3.1	0.9		(112.3)	(5.5)	(11.0)
Net income	1.4	5.2	[1]	126.2	45.8	(8.8)
Less: Net loss attributable to noncontrolling interest	(0.2)	(0.4)		(1.1)	(1.3)	(0.7)
Net income (loss) attributable to Ryerson Holding Corporation	1.6	5.6	[1]	127.3	47.1	(8.1)
Comprehensive income (loss)	(5.6)	6.2		190.0	8.0	(85.1)
Less: Comprehensive loss attributable to noncontrolling interest	(0.2)	(0.4)		(1.2)	(1.7)	(0.5)
Comprehensive income (loss)attributable to Ryerson Holding Corporation	$ (5.4)	$ 6.6		$ 191.2	$ 9.7	$ (84.6)
Basic and diluted income (loss) per share	$ 0.08	$ 0.26	[1]	$ 5.99	$ 2.22	$ (0.38)

[1]	Included in the first quarter 2013 results is an impairment charge of $0.9 million related to certain assets held for sale to recognize the assets at their fair value less cost to sell.